NET PREMIUMS EARNED (Details 1) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from contracts with reinsurers	[1]	S/ (497,646)	S/ (499,803)	S/ (503,586)
Premiums ceded for automatic contracts [Member]
Income from contracts with reinsurers		(243,427)	(257,617)	(201,892)
Premiums ceded for facultative contracts [Member]
Income from contracts with reinsurers		(288,928)	(263,378)	(292,555)
Annual variation for unearned premiums ceded reserves [Member]
Income from contracts with reinsurers		S/ 34,709	S/ 21,192	S/ (9,139)

[1]	“Premiums ceded to reinsurers and coinsurers, net” include: